Remuneration and other benefits paid to the Bank’s directors and senior managers	12 Months Ended
Dec. 31, 2020
Remuneration and other benefits paid to the Bank's directors and senior managers
Remuneration and other benefits paid to the Bank's directors and senior managers	Remuneration and other benefits paid to the Bank’s directors and senior managers The following section contains qualitative and quantitative disclosures on the remuneration paid to the members of the board of directors —both executive and non-executive directors— and senior managers for 2020 and 2019:
a) Remuneration of Directors
i. Bylaw-stipulated emoluments
The annual General Meeting held on 22 March 2013 approved an amendment to the Bylaws, whereby the remuneration of directors in their capacity as board members became an annual fixed amount determined by the annual General Meeting. This amount shall remain in effect unless the shareholders resolve to change it at a general meeting. However, the board of directors may elect to reduce the amount in any years in which it deems such action justified.

The remuneration established by the Annual General Meeting was EUR 6 million in 2020 (same amount as in 2019), with two components: (a) an annual emolument and (b) attendance fees.

As a gesture of responsibility in view of the situation created by the health emergency the board of directors agreed on 5 May 2020 to reduce their allotments by 20% for the balance of 2020, with effect from 1 April 2020, and propose that amounts saved thereby be used to finance the initiatives of the Bank to fight against the covid-19 pandemic.

The specific amount payable for the above-mentioned items to each of the directors is determined by the Board of Directors. For such purpose, it takes into consideration the positions held by each director on the Board, their membership of the Board and the board committees and their attendance to the meetings thereof, and any other objective circumstances considered by the Board.

The total bylaw-stipulated emoluments earned by the Directors in 2020 amounted to EUR 4.1 million (4.9 million in 2019).
Annual emolument
The annual amounts received individually by the directors in 2020 and 2019 based on the positions held by them on the board and their membership of the board committees were as follows:

	2020		2019
Amount per director in euros	1 Apr to 31 Dec	1 Jan to 31 Mar
Members of the board of directors	49,500	22,500	90,000
Members of the executive committee	93,500	42,500	170,000
Members of the audit committee	22,000	10,000	40,000
Members of the appointments committee	13,750	6,250	25,000
Members of the remuneration committee	13,750	6,250	25,000
Members of the risk supervision, regulation and compliance committee	22,000	10,000	40,000
Members of the responsible banking, sustainability and culture committee	8,250	3,750	15,000
Chairman of the audit committee	38,500	17,500	70,000
Chairman of the appointments committee	27,500	12,500	50,000
Chairman of the remuneration committee	27,500	12,500	50,000
Chairman of the risk supervision, regulation and compliance committee	38,500	17,500	70,000
Chairman of the responsible banking, sustainability and culture committee	27,500	12,500	50,000
Lead director	60,500	27,500	110,000
Non-executive vice chairmen	16,500	7,500	30,000
*Mr. Bruce Carnegie-Brown, in view of the positions held on the board and its committees, in particular as chairman of the appointments and remuneration committees and as coordinating director, and the time and dedication required to properly perform such positions, has been assigned a minimum total annual remuneration of EUR 700,000 since 2015, including the annual allowance for the items corresponding to him of those indicated above and attendance fees. However, in line with the decision taken by the board of directors to reduce his fees by 20% with effect from April 1, 2020, which is shared by Mr. Bruce Carnegie-Brown, the same reduction shall be applied to this amount. Accordingly, the amount assigned for 2020 will be EUR 595,000.
Attendance fees
The directors receive fees for attending board and committee meetings, excluding executive committee meetings, since no attendance fees are received for this committee.
By resolution of the board of directors, at the proposal of the remuneration committee, the fees for attending board and committee meetings —excluding, as mentioned above, executive committee meetings— for 2020 were set at the same amounts as in 2019.
However, on 5 May 2020, as a gesture of responsibility in
view of the situation created by the health emergency, the
board of directors agreed to reduce their attendance fees by
20% for the balance of 2020, with effect from 1 April 2020,
and propose that the amounts saved thereby be used to finance the initiatives of the Bank to fight against the covid-19 pandemic.
The fees for 2019 and 2020 are as follows:

	2020		2019
Attendance fees per director per meeting in euros	1 Apr to 31 Dec	1 Jan to 31 Mar
Board of directors	2,080	2,600	2,600
Audit committee and risk supervision, regulation and compliance committee	1,360	1,700	1,700
Other committees (excluding executive committee)	1,200	1,500	1,500
ii. Salaries
The executive directors receive salaries. In accordance with the policy approved by the annual general meeting, salaries are composed of a fixed annual remuneration and a variable one, which consists in a unique incentive, which is a deferred variable remuneration plan linked to multi-year objectives, which establishes the following payment scheme:
•40% of the variable remuneration amount, determined at year-end on the basis of the achievement of the established objectives, is paid immediately.
•The remaining 60% is deferred over five years, to be paid in five portions, provided that the conditions of permanence in the Group and non-concurrence of the malus clauses are met, and subject to long term metrics, taking into account the following accrual scheme:
–The accrual of the first and second portion (payment in 2022 and 2023) will be conditional on none of the malus clauses being triggered.
–The accrual of the third, fourth, and fifth portion (payment in 2024, 2025 and 2026), is linked to objectives related to the period 2020—2022 and the metrics and scales associated with these objectives. The fulfilment of the objectives determines the percentage to be paid of the deferred amount in these three annuities, which, accordingly, might not be paid, where the maximum amount is the amount determined at closing of 2020, when the total variable remuneration is approved.
•In accordance with current remuneration policies, the amounts already paid will be subject to a possible recovery (clawback) by the Bank during the period set out in the policy in force at each moment.
The immediate payment (or short-term), as well as each deferred payment (linked to long term metrics and not linked to long-term metrics) will be settled 50% in cash and the remaining 50% in Santander shares.
In the case of Sergio Rial, who was appointed director on April
2020, he has not received any remuneration for executive
duties in Banco Santander, S.A. during 2020, but he qualifies as an executive director pursuant to section 529 duodecies of the Spanish Companies Act (Ley de Sociedades de Capital),
because of his role as CEO and vice-president of Banco
Santander (Brasil) S.A., the principles herein are the same for his remuneration as CEO and vice-president of Banco Santander (Brasil) S.A.

The same policy and principles above apply to Sergio Rial's remuneration as CEO in Santander Brasil.
Voluntary Reduction of Executive Remuneration (Chairman and CEO)
On 23 March 2020, given the health crisis created by the covid-19 pandemic, Ana Botín and José Antonio Álvarez proposed to reduce their 2020 total compensation (salary and bonus) by 50% and use the amounts saved to finance the Santander covid-19 relief fund. This proposal was supported by the remuneration committee and approved by the board of directors.
To achieve the 50% reduction compared to 2019, the board of directors decided to apply an additional adjustment to Ana Botín’s and José Antonio Alvarez’s variable compensation, reducing the variable compensation by 74% in the case of Ana Botín and 79% in the case of José Antonio Álvarez.
Ana Botín’s total salary and bonus for 2019 was EUR 9,688 thousand, with EUR 3,176 thousand salary and EUR 6,512 thousand bonus (of which EUR 4,168 thousand was the sum of immediately payable and deferred -not linked to long-term objectives- variable remuneration, and EUR 2,344 thousand was deferred variable remuneration linked to long-term objectives at face value). Accordingly, the total of her salary and bonus for 2020 has been established at EUR 4,844 thousand, with EUR 3,176 thousand salary and EUR 1,668 thousand bonus (of which EUR 1,068 thousand is the sum immediately payable and deferred -not linked to long-term objectives- variable remuneration, and EUR 600 thousand is deferred variable remuneration linked to long-term objectives at face value).
José Antonio Álvarez’s total salary and bonus for 2019 was EUR 6,893 thousand, with EUR 2,541 thousand salary and EUR 4,352 thousand bonus (of which EUR 2,786 thousand was the sum of immediately payable and deferred -not linked to long-term objectives- variable remuneration, and EUR 1,566 thousand was deferred variable remuneration linked to long-term objectives at face value). Accordingly, the total of his salary and bonus for 2020 has been established at EUR 3,446.5 thousand, with EUR 2,541 thousand salary and EUR 906 thousand bonus (of which EUR 580 thousand is immediately payable and deferred -not linked to long-term objectives- variable remuneration, and EUR 326 thousand is deferred variable remuneration linked to long-term objectives at face value).
The chart below shows the comparison between the amounts received in 2019 and those received in 2020:

	2019			2020			% Var. 2020 vs 2019
	Salary	Bonus	Total	Salary	Bonus	Total
Chairman	3,176	6,512	9,688	3,176	1,668	4,844	(50)%
CEO	2,541	4,352	6,893	2,541	906	3,447	(50)%
Additionally, Ana Botin has made a personal decision to donate the full amount of the cash bonus paid this year for 2020 to Banco Santander's Euros de tu nómina program, through which employees can give up part of their pay to projects sponsored by a group of charities voted for by employees and the bank matches the employee's donation, and to Empieza por Educar, the Spanish affiliate of Teach for All.
iii. Detail by director

The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2020 and 2019 is provided below:

EUR thousand
	2020
	Bylaw-stipulated emoluments
	Annual emolument							Attendance fees and commissions
	BoardN	Executive committee	Audit committee	Appointments committee	Remuneration committee	Risk supervision, regulation and compliance oversight committee	Responsible banking, sustainability and culture committee
Ms Ana Botín-Sanz de Sautuola y O’Shea	77	145	—	—	—	—	13	55
Mr José Antonio Álvarez Álvarez	77	145	—	—	—	—	—	49
Mr Bruce Carnegie-Brown	326	145	—	21	21	—	—	82
Ms Homaira Akbari	77	—	34	—	—	—	13	79
Mr Francisco Javier Botín-Sanz de Sautuola y O’SheaA	77	—	—	—	—	—	—	45
Mr Álvaro Antonio Cardoso de SouzaB	136	—	—	—	—	34	13	60
Mr Ramón Martín Chávez MárquezC	8	—	—	1	5	8	—	15
Ms Sol Daurella Comadrán	77	—	—	21	21	—	13	82
Mr Henrique Manuel Drummond Borges Cirne de CastroD	77	—	34	—	21	—	—	85
Ms Gina Díez BarrosoE	2	—	—	—	—	—	—	2
Mr Luis Isasi Fernández de BobadillaF	44	84	—	—	12	20	—	43
Mr Ramiro Mato García-Ansorena	119	145	34	—	—	34	13	86
Mr Sergio RialG	42	—	—	—	—	—	—	21
Ms Belén Romana García	98	145	34	—	—	34	13	94
Mrs Pamela Ann WalkdenH	114	—	34	—	—	—	—	66
Mr Rodrigo Echenique GordilloI	75	—	—	21	—	—	—	60
Mr Ignacio Benjumea Cabeza de VacaJ	35	65	—	—	10	15	6	43
Mr Guillermo de la Dehesa RomeroK	23	44	—	6	6	—	—	28
Ms Esther Giménez-Salinas i ColomerL	64	—	—	18	—	28	11	71
Mr Carlos Fernández GonzálezM	—	—	—	—	—	—	—	—
Total 2020	1,548	918	170	88	96	173	95	1,066
Total 2019	1,794	1,247	168	117	125	200	120	1,094
A.    All amounts received were reimbursed to Fundación Botín.
B.    Director since 1 April 2018.
C.    Director since 27 October 2020.
D.    Director since 17 July 2019.
E.    Director since 22 December 2020.
F.     Director since 19 May 2020.
G.     Executive director since 30 May 2020.
H.    Director since 29 October 2019.
I.    Stepped down as executive director on 30 April 2019. Non-executive director from 1 May 2019 to 22 December 2020.
J.    Stepped down as director on 5 May 2020.
K.    Stepped down as director on 3 April 2020.
L.    Stepped down as director on 27 October 2020.
M.    Stepped down as director on 28 October 2019.
N    Includes emoluments for chairing committees and other roles.

2020									2019

Short-term and deferred (not subject to long-term goals) salaries of executive directors

Fixed	Variable - immediate payment		Deferred variable
	In cash	In shares	In cash	In shares	Total	Pension contribution	Other remuneration[7]	Total	Total
3,176	333	334	200	200	4,243	1,155	1,131	6,819	9,954
2,541	181	181	108	109	3,120	864	1,764	6,019	8,270
—	—	—	—	—	—	—	—	595	700
—	—	—	—	—	—	—	—	203	226
—	—	—	—	—	—	—	—	122	137
—	—	—	—	—	—	—	—	243	276
—	—	—	—	—	—	—	—	37	—
—	—	—	—	—	—	—	—	214	240
—	—	—	—	—	—	—	—	217	86
—	—	—	—	—	—	—	—	4	—
—	—	—	—	—	—	—	740	943	—
—	—	—	—	—	—	—	—	431	500
—	—	—	—	—	—	—	—	63	—
—	—	—	—	—	—	—	—	418	525
—	—	—	—	—	—	—	—	214	34
—	—	—	—	—	—	—	1,800	1,956	4,874
—	—	—	—	—	—	—	102	276	524
—	—	—	—	—	—	—	—	107	399
—	—	—	—	—	—	—	—	192	228
—	—	—	—	—	—	—	—	—	214
5,717	514	515	308	309	7,363	2,019	5,537	19,073	—
6,317	2,572	2,572	1,543	1,543	14,547	2,003	5,772	—	27,187
Following is the detail, by executive director, of the salaries linked to multi-year objectives at their fair value, which will only be received if the conditions of permanence in the group, non-applicability of malus clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in note 46.

EUR thousand
	2020			2019
	Variable subject to Long-term objectives[1]
	In cash	In shares	Total	Total
Ms Ana Botín-Sanz de Sautuola y O’Shea	210	210	420	1,642
Mr José Antonio Álvarez Álvarez	114	114	228	1,096
Mr Rodrigo Echenique Gordillo	—	—	—	504
Total	324	324	648	3,242
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2024, 2025 and 2026, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of malus clauses and achievement of the objectives established.
The fair value has been determined at the grant date based on the valuation report of an independent expert, Willis Towers Watson. Based on the design of the plan for 2020 and the levels of achievement of similar plans in comparable entities, the expert concludes that the reasonable range for estimating the initial achievement ratio is around 60% - 80%. Accordingly, it has been considered that the fair value is 70% of the maximum (see note 46).
Note 5.e below includes disclosures on the shares delivered from the deferred remuneration schemes in place in previous years and for which delivery conditions were met, as well as on the maximum number of shares that may be received in future years in connection with the aforementioned 2020 and 2019 variable remuneration plans.
In the case of Sergio Rial, as mentioned above, he has not received any remuneration for executive duties in Banco Santander, S.A. during 2020. The remuneration he has received in his role as CEO and vice-president of Banco Santander (Brasil) (Santander Brasil) is:

2020	BRL thousand	EUR thousand
Base salary	12,645	2,175
Other fixed benefits	39	7
Pensions	5,041	867
Variable remuneration	30,240	5,201
Total	47,965	8,250
b) Remuneration of the Board members as representatives of the Bank
By resolution of the executive committee, all the remuneration received by the Bank’s directors who represent the Bank on the Boards of Directors of listed companies in which the Bank has a stake, paid by those companies and relating to appointments made on or after 18 March, 2002, accrues to the Group. In 2020 and 2019 the Bank’s directors did not receive any remuneration in respect of these representative duties.
On the other hand, Mr. Álvaro Cardoso de Souza, in his role as non-executive Chairman of Banco Santander (Brasil) S.A., received a remuneration in 2020 of 1,947 thousand Brazilian reales (EUR 335 thousand), Ms. Homaira Akbari was paid USD 190 thousand (EUR 156 thousand) as member of the board of Santander Consumer USA (SCUSA) and EUR 17,200 as member of the Board of PagoNxt), and Mr. Henrique Manuel Drummond Borges Cirne de Castro and Mr. Ramón Martín Chávez Márquez, were also each paid paid EUR 17,200 as members of the board of PagoNxt.
Likewise, Luis Isasi was paid EUR 740 thousand as chairman of the board of Santander Spain (amount included in the chart below as "other remuneration" as it is paid by Banco Santander, S.A.)
c) Post-employment and other long-term benefits
In 2012, the contracts of Ms. Ana Botín and Mr. José Antonio Alvarez (and other members of the Bank's senior management) with defined benefit pension commitments were modified to transform these commitments into a defined contribution system, which covers the contingencies of retirement, disability and death. From that moment on, the Bank makes annual contributions to their pension system for their benefit.
This system gives them the right to receive benefits upon retirement, regardless of whether or not they are active at the Bank at such time, based on contributions to the system, and replaced their previous right to receive a pension supplement in the event of retirement. In the event of pre-retirement and up until the retirement date, Ms Ana Botín and Mr José Antonio Alvarez, have the right to receive an annual allotment.
The initial balance for each of them in the new defined benefits system corresponded to the market value of the assets from which the provisions corresponding to the respective accrued obligations had materialised on the date on which the old pension commitments were transferred into the new benefits system.
Since 2013, the Bank has made annual contributions to the benefits system for executive directors and senior executives, in proportion to their respective pensionable bases, until they leave Grupo Santander or until their retirement within the Group, death, or disability (including, if applicable, during pre-retirement).
The benefit plan system is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., and the economic rights of the foregoing directors under this plan belong to them regardless of whether or not they are active at the Bank at the time of their retirement, death or disability.
In accordance with the provisions of the remuneration regulations, contributions made calculated on variable remuneration are subject to the discretionary pension benefits regime. Under this regime, contributions are subject to malus clauses and clawback according to the policy in force at any given time and during the same period in which the variable remuneration is deferred.
Furthermore, they must be invested in bank shares for a period of five years from the date when the executive director leaves the Group, regardless of whether or not they leave to retire. Once that period has elapsed, the amount invested in shares will be reinvested, along with the remainder of the cumulative balance corresponding to the executive director, or it will be paid to the executive director or to their beneficiaries in the event of a contingency covered by the benefits system.
Until March 2018, the system also included a supplementary benefits scheme for cases of death (death of spouse and death of parent) and permanent disability of serving directors envisaged in the contracts of Ms Ana Botín and Mr José Antonio Álvarez.
As per the director´s remuneration policy approved at the 23 March 2018 general shareholder´s meeting, the system was changed with a focus on:
•Aligning the annual contributions with practices of comparable institutions.
•Reducing future liabilities by eliminating the supplementary benefits scheme in the event of death (death of spouse or parent) and permanent disability of serving directors.
•Not increasing total costs for the Bank.
The changes to the system were the following:
•Fixed and variable pension contributions were reduced to 22% of the respective pensionable bases. The gross annual salaries and the benchmark variable remuneration were increased in the corresponding amount with no increase in total costs for the Bank. The pensionable base for the purposes of the annual contributions for the executive directors is the sum of fixed remuneration plus 30% of the average of their last three variable remuneration amounts (or, in the event of Mr José Antonio Álvarez’s pre-retirement, his fixed remuneration as a senior executive vice president).
•The death and disability supplementary benefits were eliminated since 1 April 2018. A fixed remuneration supplement (included in other remuneration in section a.iii in this note) was implemented the same date.
•The total amount insured for life and accident insurance was increased.
The provisions recognised in 2020 and 2019 for retirement pensions and supplementary benefits (surviving spouse and child benefits, and permanent disability) were as follows:

EUR thousand
	2020	2019
Ms Ana Botín-Sanz de Sautuola y O’Shea	1,155	1,145
Mr José Antonio Álvarez Álvarez	864	858
Total	2,019	2,003
Following is a detail of the balances relating to each of the executive directors under the welfare system as of 31 December 2020 and 2019:

EUR thousand
	2020	2019
Ms Ana Botín-Sanz de Sautuola y O’Shea	49,444	48,104
Mr José Antonio Álvarez Álvarez	18,082	17,404
Mr Rodrigo Echenique Gordillo[1]	—	13,268
Total	67,526	78,776
1.    Mr Rodrigo Echenique has not participated in the defined contribution pension scheme described in the preceding paragraphs. However, for reference purposes, this year’s table details his rights before he was named an executive director. Mr. Rodrigo Echenique's accrued obligation as of December 2020 is zero, since he received the benefit in the form of capital in 2020. Therefore, there is no pending commitment in this regard in respect of Rodrigo Echenique.
d) Insurance
The Group pays for life insurance policies for the Bank’s directors, who will be entitled to receive benefits if they are declared disabled; in the event of death, the benefits will be payable to their heirs. The premiums paid by the Group are included in the 'Other remuneration' column of the table shown in Note 5.a.iii above. Also, the following table provides information on the sums insured for the Bank’s executive directors:

Insured capital
EUR thousand
	2020	2019
Ms Ana Botín-Sanz de Sautuola y O’Shea	21,984	22,475
Mr José Antonio Álvarez Álvarez	18,703	19,373
Mr Rodrigo Echenique Gordillo	—	5,400
Total	40,687	47,248

The insured capital has been modified in 2018 for Ms Ana Botín and Mr José Antonio Alvarez as part of the pension systems transformation set out in note 5.c) above, which has encompassed the elimination of the supplementary benefits systems (death of spouse and death of parent) and the increase of the life insurance annuities.
During 2020 and 2019, the Group has disbursed a total amount of 19.5 million euros and 11.6 million euros, respectively, for the payment of civil-liability insurance premiums. These premiums correspond to several civil-liability insurance policies that hedge, among others, directors, senior executives and other managers and employees of the Group and the Bank itself, as well as its subsidiaries, in light of certain types of potential claims. For this reason, it is not possible to disaggregate or individualize the amount that correspond to the directors and executives.
As of 31 December 2020 and 2019, no life insurance commitments exist for the Group in respect of any other directors.
e) Deferred variable remuneration systems
The following information relates to the maximum number of shares to which the executive directors are entitled at the beginning and end of 2020 and 2019 due to their participation in the deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to 2020 and prior years, as well as on the deliveries, in shares or in cash, made to them in 2020 and 2019 once the conditions for the receipt thereof had been met (see note 46):
i) Deferred conditional variable remuneration plan
From 2011 to 2015, the bonuses of executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration that puts them on the same remuneration level as senior executives and employees who assume risk (all of whom are referred to as identified staff) have been approved by the Board of Directors and instrumented, respectively, through various cycles of the deferred conditional variable remuneration plan. Application of these cycles, insofar as they entail the delivery of shares to the plan beneficiaries, was authorized by the related Annual General Meetings.
The purpose of these plans is to defer a portion of the bonus of the plan beneficiaries (60% in the case of executive directors) over a period of five years (three years for the plans approved up to 2014) for it to be paid, where appropriate, in cash and in Santander shares. The remaining 40% portion of the bonus is paid in cash and Santander shares (in equal parts), upon commencement of this plan, in accordance with the rules set forth below.
In addition to the requirement that the beneficiary remains in Santander Group’s employ, the accrual of the deferred remuneration is conditional upon none of the following circumstances existing in the opinion of the Board of Directors -following a proposal of the remuneration committee-, in relation to the corresponding year, in the period prior to each of the deliveries: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group’s consolidated financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group’s economic capital or its risk profile. All the foregoing shall be subject in each case to the regulations of the relevant plan cycle.
On each delivery, the beneficiaries will be paid an amount in cash equal to the dividends paid for the amount deferred in shares and the interest on the amount deferred in cash. If the Santander Dividendo Elección scrip dividend scheme is applied, payment will be based on the price offered by the Bank for the bonus share rights corresponding to those shares.
The maximum number of shares to be delivered is calculated taking into account the daily volume-weighted average prices for the 15 trading sessions prior to the date on which the board of directors approves the bonus for the Bank’s Executive Directors for each year.
This plan and the Performance Shares (ILP) plan described below have been integrated for the executive directors and other senior managers in the deferred variable compensation plan linked to multiannual objectives, in the terms approved by the General Meeting of Shareholders held on March 18, 2016.
In the case of Sergio Rial, who does not receive any remuneration for executive duties in Banco Santander, S.A., the same policy principles, deferrals, multi year targets linked to the payment of deferred amounts and malus and clawback principles described herein apply to his variable remuneration in the subsidiary where he is the CEO.
ii) Deferred variable compensation plan linked to multiannual objectives
In the annual shareholders meeting of 12 March 2016, with the aim of simplifying the remuneration structure, improving the ex-ante risk adjustment and increasing the incidence of long-term objectives, the bonus plan (deferred and conditioned variable compensation plan) and ILP were replaced by one single plan, the deferred multiyear objectives variable remuneration plan.
The variable remuneration of executive directors and certain executives (including senior management) corresponding to 2020 has been approved by the Board of Directors and implemented through the fifth cycle of the deferred variable remuneration plan linked to multi-year objectives. The application of the plan was authorised by the annual general meeting of shareholders, as it entails the delivery of shares to the beneficiaries.
As indicated in section a.ii of this note, 60% of the variable remuneration amount is deferred over five years (three years for certain beneficiaries, not including executive directors), to be paid, where appropriate, in five portions, provided that the conditions of permanence in the group and non-concurrence of malus clauses are met, and subject to long term metrics, according to the following accrual scheme:
•The accrual of the first and second parts (instalments in 2022 and 2023) is conditional on none of the malus clauses being triggered.
•The accrual of the third, fourth and fifth parts (instalments in 2024, 2025 and 2026) is linked to the fulfilment of certain objectives related to the 2020‑2022 period and the metrics and scales associated with those objectives, as well as to non-concurrence of malus clauses. These objectives are:
–The growth of consolidated earnings per share in 2022 compared to 2019;
–the relative performance of the Bank’s total shareholder return (RTA) in the 2020-2022 period in relation to the weighted RTAs of a reference group of 9 credit institutions;
–compliance with the fully loaded ordinary level 1 capital objective for the year 2022.
The degree of compliance with the above objectives determines the percentage to be applied to the deferred amount in these three annuities, the maximum being the amount determined at the end of the year 2020 when the total variable remuneration is approved.
Both the immediate (short-term) and each of the deferred (long-term and conditioned) portions are paid 50% in cash and the remaining 50% in Santander shares.
The accrual of deferred amounts (whether or not subject to performance measures) is conditioned, in addition to the permanence of the beneficiary in the Group, to non-occurrence, during the period prior to each of the deliveries, of any the circumstances giving rise to the application of malus as set out in the Group’s remuneration policy in its chapter related to malus and clawback. Likewise, the amounts already paid of the incentive will be subject to clawback by the Bank in the cases and during the term foreseen in said policy, and in accordance with the terms and conditions foreseen in it.
The application of malus and clawback is activated in cases in which there is poor financial performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel, and at least the following factors must be considered:
(i)Significant failures in risk management committed by the entity, or by a business unit or risk control.
(ii)The increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
(iii)Regulatory sanctions or judicial sentences from events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
(iv)Irregular conduct, whether individual or collective. In this regard, the negative effects derived from the marketing of inappropriate products and the responsibilities of the people or bodies that made those decisions will be specially considered.
The maximum number of shares to be delivered is calculated by taking into account the average weighted daily volume of the average weighted listing prices corresponding to the fifteen trading sessions prior to the previous Friday (excluded) to the date on which the bonus is agreed by the board of executive directors of the Bank.
In the case of Mr. Sergio Rial, although as stated above he does not receive any remuneration for executive duties in Banco Santander, S.A., he is included as CEO of Santander Brasil in the deferred variable compensation plan linked to multiannual objectives and thus subject to the same conditions and principles of deferral, multiannual objectives, deferrals and malus and clawback herein in respect of the remuneration he receives in his role as CEO of this subsidiary.
iii) Shares assigned by deferred variable remuneration plans
The following table shows the number of Santander shares assigned to each executive director and pending delivery as of 1 January 2019, 31 December 2019 and 31 December 2020, as well as the gross shares that were delivered to them in 2019 and 2020, either in the form of an immediate payment or a deferred payment. In this case after having been appraised by the board, at the proposal of the remuneration committee, that the corresponding one-fifth of each plan had accrued. They come from each of the plans through which the variable remunerations of deferred conditional variable remuneration plans in 2015 and of the deferred conditional and linked to multiannual objectives in 2016, 2017, 2018, 2019 and 2020.

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1,2019	Shares delivered in 2019 (immediate payment 2018 variable remuneration)	Shares delivered in 2019 (deferred payment 2017 variable remuneration)	Shares delivered in 2019 (deferred payment 2016 variable remuneration)	Shares delivered in 2019 (deferred payment 2015 variable remuneration)	Variable remuneration 2019 (Maximum number of shares to be delivered)
2015 variable remuneration[4]
Ms Ana Botín-Sanz de Sautuola y O’Shea	193,213	—	—	—	(64,404)	—
Mr José Antonio Álvarez Álvarez	128,431	—	—	—	(42,811)	—
Mr Rodrigo Echenique Gordillo[3]	95,134	—	—	—	(31,712)	—
	416,778				(138,927)
2016 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	288,410	—	—	(72,102)	—	—
Mr José Antonio Álvarez Álvarez	194,665	—	—	(48,667)	—	—
Mr Rodrigo Echenique Gordillo[3]	144,180	—	—	(36,046)	—	—
	627,255			(156,815)
2017 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	344,625	—	(68,925)	—	—	—
Mr José Antonio Álvarez Álvarez	230,471	—	(46,094)	—	—	—
Mr Rodrigo Echenique Gordillo[3]	179,608	—	(35,922)	—	—	—
	754,704		(150,941)
2018 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	860,865	(344,346)	—	—	—	—
Mr José Antonio Álvarez Álvarez	575,268	(230,107)	—	—	—	—
Mr Rodrigo Echenique Gordillo[3]	456,840	(182,736)	—	—	—	—
	1,892,973	(757,189)
2019 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	—	—	—	—	—	887,193
Mr José Antonio Álvarez Álvarez	—	—	—	—	—	592,915
Mr Rodrigo Echenique Gordillo[3]	—	—	—	—	—	272,480
						1,752,588
2020 variable remuneration[1]
Ms Ana Botín-Sanz de Sautuola y O’Shea	—	—	—	—	—	—
Mr José Antonio Álvarez Álvarez	—	—	—	—	—	—
Mr Sergio Rial[2]	—	—	—	—	—	—

1.For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.
2.Mr. Sergio Rial's share-based variable remuneration awarded in shares of Banco Santander (Brasil). He has the right to a maximum of 51,483 Santander shares and 269,148 options over Santander shares for his participation in the 2019 Digital Transformation Award.
3.Mr. Rodrigo Echenique stepped down as executive director on 30 April 2019. Non-executive director from 1 May 2019 to 22 December 2020.
4.In addition, Mr. Ignacio Benjumea Cabeza de Vaca received 35,372 shares during 2020 and maintains the right to a maximum of 35,369 shares arising from his participation in the corresponding plans during his term as executive vice president.

Maximum number of shares to be delivered at December 31, 2019	Instruments matured but not consolidated at January 1, 2020	Shares delivered in 2020 (immediate payment 2019 variable remuneration)	Shares delivered in 2020 (deferred payment 2018 variable remuneration)	Shares delivered in 2020 (deferred payment 2017 variable remuneration)	Shares delivered in 2020 (deferred payment 2016 variable remuneration)	Shares delivered in 2020 (deferred payment 2015 variable remuneration)	Variable remuneration 2020 (Maximum number of shares to be delivered)	Maximum number of shares to be delivered at December 31, 2020

128,809	—	—	—	—	—	(64,404)	—	64,405
85,620	—	—	—	—	—	(42,811)	—	42,809
63,422	—	—	—	—	—	(31,712)	—	31,710
277,851						(138,927)		138,924

216,308	(51,265)	—	—	—	(55,014)	—	—	110,029
145,998	(34,602)	—	—	—	(37,133)	—	—	74,263
108,134	(25,628)	—	—	—	(27,503)	—	—	55,003
470,440	(111,495)				(119,650)			239,295

275,700	—	—	—	(68,925)	—	—	—	206,775
184,377	—	—	—	(46,094)	—	—	—	138,283
143,686	—	—	—	(35,922)	—	—	—	107,764
603,763				(150,941)				452,822

516,519	—	—	(103,304)	—	—	—	—	413,215
345,161	—	—	(69,032)	—	—	—	—	276,129
274,104	—	—	(54,821)	—	—	—	—	219,283
1,135,784			(227,157)					908,627

887,193	—	(354,877)	—	—	—	—	—	532,316
592,915	—	(237,166)	—	—	—	—	—	355,749
272,480	—	(108,992)	—	—	—	—	—	163,488
1,752,588		(701,035)						1,051,553

—	—	—	—	—	—	—	310,615	310,615
—	—	—	—	—	—	—	168,715	168,715
—	—	—	—	—	—	—	355,263	355,263
							834,593	834,593
In addition, the table below shows the cash delivered in ###2020 and 2019, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

EUR thousand
	2020		2019
	Cash paid (immediate payment 2019 variable remuneration)	Cash paid (deferred payments from 2018, 2017, 2016 and 2015 variable remuneration)	Cash paid (immediate payment 2018 variable remuneration)	Cash paid (deferred payments from 2017, 2016 and 2015 variable remuneration)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	1,302	1,383	1,480	1,025
Mr. José Antonio Álvarez Álvarez	870	925	989	686
Mr. Rodrigo Echenique Gordillo	400	712	785	519
	2,572	3,020	3,254	2,230
iv) Information on former members of the Board of Directors
The chart below includes information on the maximum number of shares to which former members of the Board of Directors who ceased in office prior to 1 January 2019 are entitled for their participation in the various deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to the years in which they were Executive Directors. Also set forth below is information on the deliveries, whether in shares or in cash, made in 2020 and 2019 to former board members, upon achievement of the conditions for the receipt thereof (see note 46):

Maximum number of shares to be delivered
	2020	2019
Deferred conditional variable remuneration plan (2015)	60,847	121,694
Deferred conditional variable remuneration plan and linked to objectives (2016)	65,502	98,253
Deferred conditional variable remuneration plan and linked to objectives (2017)	47,956	140,531

Number of shares delivered
	2020	2019
Deferred conditional variable remuneration plan (2015)	60,847	60,847
Performance shares plan ILP (2015)	0	129,612
Deferred conditional variable remuneration plan and linked to objectives (2016)	32,751	42,924
Deferred conditional variable remuneration plan and linked to objectives (2017)	35,132	35,132
In addition, EUR 612 thousand and EUR 663 thousand relating to the deferred portion payable in cash of the aforementioned plans were paid each in 2020 and 2019.
f) Loans
Grupo Santander’s direct risk exposure to the bank’s directors and the guarantees provided for them are detailed below. These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2020			2019
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Mrs. Ana Patricia Botín	14	—	14	18	—	18
Mr. José Antonio Álvarez Álvarez	5	—	5	27	—	27
Mr. Bruce Carnegie-Brown	—	—	—	—	—	—
Mr. Rodrigo Echenique Gordillo**	—	—	—	33	—	33
Mr. Javier Botín-Sáenz de Sautuola	2	—	2	21	—	21
Mrs. Sol Daurella Comadrán	22	—	22	55	—	55
Mrs. Esther Gimenéz-Salinas i Colomer****	—	—	—	1	—	1
Mr. Ignacio Benjumea Cabeza de Vaca*	—	—	—	1	—	1
Mrs. Belén Romana García	—	—	—	21	—	21
Mr. Guillermo de la Dehesa Romero***	—	—	—	56	—	56
Mr. Ramiro Mato García-Ansorena	—	—	—	—	—	—
Mrs. Homaira Akbari	—	—	—	—	—	—
Mr. Álvaro Antonio Cardoso de Souza	—	—	—	—	—	—
Mr. Henrique Manuel Drummond Borges Cirne de Castro	—	—	—	—	—	—
Mrs. Pamela Ann Walkden	—	—	—	—	—	—
Mr. Luis Isasi Fernández de Bobadilla	—	—	—	—	—	—
Mr. Sergio Agapito Lires Rial	—	—	—	—	—	—
Mr. R. Martín Chávez	—	—	—	—	—	—
Mrs. Gina Lorenza Díez Barroso Arcárraga	6	—	6	—	—	—
	49	—	49	233	—	233
*    Mr. Ignacio Benjumea Cabeza de Vaca resigns as a member of the Board in June 2020.
**    Mr. Rodrigo Echenique Gordillo resigns as a member of the Board in December 2020.
***    Mr. Guillermo de la Dehesa resigns as a member of the Board in June 2020.
****    Ms. Esther Gimenez-Salinas i Colomer resigns as a member of the Board in December 2020.
g) Senior managers
The table below includes the amounts relating to the short-term remuneration of the members of senior management at 31 December 2020 and those at 31 December 2019, excluding the remuneration of the executive directors, which is detailed above:

EUR thousand
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In shares[2]	In cash	In shares	Pensions	Other remuneration[1]	Total [3]
2020	18	21,642	5,739	5,740	2,470	2,471	6,039	6,312	50,413
2019	18	22,904	7,668	7,669	3,336	3,337	6,282	15,337	66,532
1.    Includes other remuneration items such as life and medical insurance premiums and localization aids.
2.    The amount of immediate payment in shares for 2020 is 2,135,700 shares (2,090,536 Santander shares in 2019).
3.    The deferred amount in shares not linked to long-term objectives for 2020 is 919,308 shares (909,534 Santander shares in 2019).
At the annual general meeting on 3 April 2020, shareholders approved the 2020 Digital Transformation Incentive, a variable remuneration scheme that delivers Santander shares and share options if the group hits major milestones on its digital roadmap.
Three senior executives are included within this plan (aimed at a group of up to 250 employees whose functions are deemed essential to Santander Group’s growth and digital transformation) and, thus, can receive a total of EUR 1,700 thousand to be paid in thirds on the third, fourth and fifth anniversary of the authorisation date (2024, 2025 and 2026). This amount is implemented in 316,574 Santander shares and 944,445 options over Santander shares, using for these purposes the fair value of the options at the moment of their grant (EUR 0.90).
Of the EUR 30,000 thousand approved by the 2020 general meeting as maximum amount for the 2020 Digital Transformation Award, a total overall cost of EUR 17,800 thousand has been approved, based on the final number of participants and the level of achievement of milestones.
The milestones for the 2020 Digital Transformation Award were: (i) rolling out the global merchant services (GMS) platform in 3 new geographies, enhancing the platform functionality and achieving volume targets for transactions and participating merchants; (ii) doing the commercial rollout of the global trade services (GTS) platform in 8 new geographies, enhancing platform functionality, and achieving volume targets for on-boarded clients and monthly active users; (iii) launching OpenBank in a new market and migrating the retail banking infrastructure to “new-mode” bank; (iv) launch the global platform SuperDigital in at least 4 countries, driving target active user growth; (v) deploying machine learning across pre-defined markets for 4 priority use cases, rolling out Conversion Rate Optimization (Digital marketing) for at least 40 sales programs, delivering profit targets, and driving reduction of agent handled calls in contact centers; (vi) successfully implementating initiatives related to on-board and identity services, common API

(application programming interface) layer, payment hubs, mobile app for SMEs and virtual assistant services; and (vii) launching the PagoFX global platform in at least 4 countries.
The 2019 Digital Transformation Incentive, which terms are substantially the same as those of the 2020 one, included three senior executives, who may receive up to a total of EUR 2,100 thousand.
See note 46 to the 2020 Group's consolidated financial statements for further information on the Digital Transformation Incentive.
In 2020, the ratio of variable to fixed pay components was 80% of the total for senior managers, well within the maximum limit of 200% set by shareholders.
Also, the detail of the breakdown of the remuneration linked to long-term objectives of the members of senior management at 31 December 2020 and 31 December 2019 is provided below. These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see note 46):

EUR thousand
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Share payment	Total
2020	18	2,594	2,594	5,188
2019	18	3,503	3,504	7,007
1.    Relates to the fair value of the maximum annual amounts for years 2024, 2025 and 2026 of the fifth cycle of the deferred conditional variable remuneration plan (2022, 2024 and 2025 for the fourth cycle of the deferred variable compensation plan linked to annual objectives for the year 2019).
Senior executive vice presidents who retired in 2020 and, therefore, were not members of senior management at year-end, received in 2020 salaries and other remuneration relating to their termination amounting to EUR 5,984 thousand (EUR 6,789 thousand in 2019). Likewise, these same individuals have generated as senior managers the right to obtain variable remuneration linked to long-term objectives for a total amount of EUR 133 thousand (this right has been generated in 2019 for a total amount of EUR 615 thousand). The average total remuneration awarded to women who were part of the senior management during 2020, excluding executive directors, is 37% lower than the average remuneration of men senior managers.
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of 31 December 2020 and 31 December 2019 relating to the deferred portion under the various plans then in force is the following (see note 46):

Maximum number of shares to be delivered
	2020	2019
Deferred conditional variable remuneration plan (2015)	179,617	391,074
Deferred conditional variable remuneration plan (2017)	2,786	—
Deferred conditional variable remuneration plan (2018)	6,949	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	417,818	660,205
Deferred conditional variable remuneration plan and linked to objectives (2017)	791,360	1,115,570
Deferred conditional variable remuneration plan and linked to objectives (2018)	1,512,992	1,986,754
Deferred conditional variable remuneration plan and linked to objectives (2019)	2,154,312	2,273,859
Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2020 and 2019 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2020	2019
Deferred conditional variable remuneration plan (2015)	179,614	257,187
Performance shares plan ILP (2015)	—	515,456
Deferred conditional variable remuneration plan (2017)	2,786	—
Deferred conditional variable remuneration plan (2018)	3,474	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	170,185	215,868
Deferred conditional variable remuneration plan and linked to objectives (2017)	219,363	245,575
Deferred conditional variable remuneration plan and linked to objectives (2018)	342,884	—
As indicated in note 5.c above, senior management participate in the benefit system created in 2012, which covers the contingencies of retirement, disability and death. Banco Santander makes annual contributions to the benefit plans of its senior managers. In 2012, the contracts of the senior managers with benefit pension commitments were amended to transform them into a contribution system. The system, which is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., gives senior managers the right to receive benefits upon retirement, regardless of whether or not they are active at Banco Santander at such time, based on contributions to the system. This new system replaced their previous right to receive a pension supplement in the event of retirement. In the event of pre-retirement, and up to the retirement date, senior managers appointed prior to September 2015 are entitled to receive an annual allowance.
In addition, further to applicable remuneration regulations, from 2016 (inclusive), a discretionary pension benefit component of at least 15% of total remuneration in contributions to the pension system has been included. Under the regime corresponding to these discretionary benefits, the contributions that are calculated on variable remunerations are subject to malus and clawback clauses, subject to policies applicable at each time, and during the same period in which the variable remuneration is deferred.
Likewise, the annual contributions calculated on variable remunerations must be invested in Bank shares for a period of five years from the date that the senior manager leaves the Group, regardless of whether or not they leave to retire. Once that period has elapsed, the amount invested in shares will be reinvested, along with the remainder of the cumulative balance corresponding to the senior manager, or it will be paid to the senior manager or to their beneficiaries in the event of a contingency covered by the benefits system.
The contracts of some senior executives were modified at the beginning of 2018 with the same objective and changes indicated in section c of this note for Ms Ana Botín and Mr José Antonio Álvarez. The modifications, which are aimed at aligning the annual contributions with the practices of comparable institutions and reducing the risk of future obligations by eliminating the supplementary scheme for death (widowhood and orphanhood) and permanent disability in service without increasing the costs to the bank, are as follows
•Contributions to the pensionable bases were reduced. Gross annual salaries were increased in the corresponding amount.
•The death and disability supplementary benefits were eliminated since January 1, 2018. A fixed remuneration supplement reflected in other remuneration in the table above was implemented on the same date.
•The amounts insured for life and accident insurance were increased.
All of the above was done without an increase in total cost for the Bank.
The balance as of 31 December 2020 in the pension system for those who were part of senior management during the year amounted to EUR: 59.4 million (EUR 69.8 million at 31 December 2019).
The net charge to income corresponding to pension and supplementary benefits for widows, orphans and permanent invalidity amounted to EUR 6.4 million in 2020 (EUR 6.3 million in 31 December 2019).
In 2020 and 2019 there have been no payments in the form of a single payment of the annual voluntary pre-retirement allowance.
Additionally, the capital insured by life and accident insurance at 31 December 2020 of this group amounts to EUR 135.1 million (EUR 134.1 million at 31 December 2019).
h) Post-employment benefits to former Directors and former senior executive vice presidents
The post-employment benefits and settlements paid in 2020 to former directors of the Bank, other than those detailed in note 5.c amounted to EUR 11.2 million and EUR 6.3 million in 2019, respectively. Also, the post-employment benefits and settlements paid in 2020 to former executive vice presidents amounted to EUR 10.26 million and EUR 6.5 million in 2019, respectively.
Contributions to insurance policies that hedge pensions and complementary widowhood, orphanhood and permanent disability benefits to previous members of the Bank’s board of directors, amounted to EUR 0.17 million in 2020 (EUR 0.2 million in 2019). Likewise, contributions to insurance policies that hedge pensions and complementary widowhood, orphanhood and permanent disability benefits for previous senior managers amounted to EUR 5.8 million in 2020 (EUR 5.5 million in 2019).
During the 2020 financial year, a release of 5 million euros was recorded in the consolidated income statement for pension commitments and similar obligations held by the Group with previous former members of the bank's board of directors (in 2019, no provisions/releases were recorded), and no provisions/releases has been recorded in respect of former senior managers in 2020 and 2019.
In addition, 'Provisions - Pension Fund and similar obligations' in the consolidated balance sheet as at 31 December 2020 included EUR 52 million in respect of the post-employment benefit obligations to former Directors of the Bank (EUR 65.7 million at 31 December 2019) and EUR 159 million corresponding to former senior managers (EUR 172 million at 31 December 2019).
i) Pre-retirement and retirement
The board of directors has approved, subject to the condition that the remuneration policy be approved at the annual general shareholders' meeting, an amendment to the contracts of the executive directors whereby:
•Ms Ana Botín ceases to have the right to pre-retire if she leaves the Bank out of her own volition, keeping this right in case of termination by the Bank until 1 September 2022. After this date, she does not have the right to pre-retire. While she keeps this right she will be entitled to an annual allotment equal to the sum of her fixed remuneration and 30% of the average amount of her last variable remuneration, to a maximum of three. This allotment is subject to the malus and clawback provisions in place for a period of five years.
•Mr. José Antonio Álvarez ceases to have the right to pre-retire in case of termination of his contract.
j) Contract termination
The executive directors and senior managers have indefinite-term employment contracts. Executive directors or senior managers whose contracts are terminated voluntarily or due to breach of duties are not entitled to receive any economic compensation. If Banco Santander terminates the contract for any other reason, they will be entitled to the corresponding legally-stipulated termination benefit, without prejudice to any compensation that may for non-competition obligations, as detailed in the directors' remuneration policy.
If Banco Santander were to terminate her contract, Ms. Ana Botín-Sanz de Sautuola y O'Shea would have to remain at Banco Santander’s disposal for a period of 4 months in order to ensure an adequate transition, and would receive her fixed salary during that period.
k) Information on investments held by the directors in other companies and conflicts of interest
None of the members of the board of directors have declared that they or persons related to them may have a direct or indirect conflict of interest with the interests of Banco Santander, S.A., as set forth in Article 229 of the Corporate Enterprises Act.